DUE FROM FACTOR (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Outstanding receivables:
Without recourse	$ 423,984	$ 579,295	$ 151,158
With recourse	83,224	361,584	42,945
Advances	182,352	121,617	56,246
Credits due customers	(50,779)	(77,208)	(40,316)
Due from factor	$ 638,781	$ 985,288	$ 210,033